SCHEDULE OF USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2022
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Over the shorter of the lease term or estimated useful life